Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Revenues from External Customers
Total revenues	$ 147,031	¥ 986,754	¥ 936,768	¥ 759,978
Processing fees
Revenues from External Customers
Total revenues	88,229	592,123	604,502	477,243
Storage fees
Revenues from External Customers
Total revenues	57,483	385,781	325,209	278,273
Other
Revenues from External Customers
Total revenues	$ 1,319	¥ 8,850	¥ 7,057	¥ 4,462